Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
A reconciliation of investments per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Total investments per financial statements	$17,103,775	$14,538,186

Total notes receivable per financial statements	118,461	112,779
Deemed distributions	(4,152)	(3,948)
Total notes receivable per Form 5500	114,309	108,831

Total investments per Form 5500	$17,218,084	$14,647,017

A reconciliation of total deductions from net assets per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

2025
(in thousands)

Total deductions from net assets per financial statements	$1,500,543
Deemed distributions offset against plan assets	(63)
New deemed distributions	266
Total expenses per Form 5500	$1,500,746

A reconciliation of amounts per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Net assets available for plan benefits per the financial statements	$17,329,454	$14,740,130
Deemed distributions	(4,152)	(3,948)
Net assets available for plan benefits per the Form 5500	$17,325,302	$14,736,182

	2025
	(in thousands)

Total net increase per the financial statements	$2,589,324
Changes in deemed distributions	(203)
Total net income per the Form 5500	$2,589,121